Convertible Notes Receivable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Convertible Note Receivable
14.	Convertible Notes Receivable
Kutcho Copper Corp.
Effective December 14, 2017, in connection with the Kutcho Early Deposit Agreement, the Company advanced to Kutcho $16 million (Cdn$20 million) and received the Kutcho Convertible Note. The Kutcho Convertible Note, which has a seven year term to maturity, carries interest at 10% per annum, compounded and payable semi-annually. Kutcho elected to defer the first seven interest payments, with all deferred payments being due no later than December 31, 2023. The deferred interest carries interest at 15% per annum, compounded semi-annually.
In addition to the Kutcho Convertible Note, on November 25, 2019, the Company entered into a non-revolving
term loan with Kutcho, under which Kutcho had drawn $0.8 million (Cdn$1.0 million) as at December 31, 2021. The credit facility carries interest at 15% per annum, compounded monthly and has a revised maturity date of December 31, 2021.
Effective February 18, 2022, the Company agreed to settle and terminate the Kutcho Convertible Note and the non-revolving
term loan (Note 24) with Kutcho in exchange for shares of Kutcho valued at $7.5 million in addition to certain other modifications to the Kutcho
 Early Deposit Agreement, including maintaining the stream at 100% of the payable gold and silver for the life of mine and eliminating the requirement to make an additional payment to Kutcho, of up to $20 million, if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Gold X Mining Corp.
Effective December 24, 2019, in connection with the Toroparu Early Deposit Agreement (Note
12
), the Company advanced $10 million to Gold X Mining Corp (“Gold X”) as part of a $20 million 10% secured convertible debenture private placement offering completed by Gold X (the “Gold X Convertible Note”). The Gold X Convertible Note carried interest at 10% per annum, compounded semi-annually and payable annually.
Effective July 14, 2020, the Company elected to convert the outstanding principal on the Gold X Convertible Note into common shares of Gold X at Cdn$3.20 per share, with the outstanding amounts being converted into Canadian dollars using the exchange rate published by the Bank of Canada on July 13, 2020. In addition, the accrued interest on the Gold X Convertible Note was converted to common shares of Gold X at Cdn$3.57 per share. As a result, on
July 14, 2020 the Company received 4,467,317 common shares of Gold X and the Gold X Convertible Note was retired.

Convertible Notes Receivable Valuation Summary
At December 31, 2021, the fair value of the Kutcho Convertible Note, which is not traded in an active market, was determined by reference to the value of the shares the Company would receive if the right to convert the note into shares was exercised.
At December 31, 2020, the Kutcho Convertible Note was estimated by discounting the stream of future interest and principal payments at the rate of interest prevailing at the balance sheet date for instruments of similar term and risk, and adding this value to the value of the convertibility feature which is estimated using a Black-Scholes model based on assumptions including risk free interest rate, expected dividend yield, expected volatility and expected remaining life of the Kutcho Convertible Note.
The value of the Gold X Convertible Note, which was converted into common shares of Gold X effective July 14, 2020, was determined by reference to the value of the shares received. Prior to electing to convert this convertible note receivable into common shares of Gold X, the Gold X Convertible Note was revalued quarterly using the same methodology as the Kutcho Convertible Note above.
A summary of the fair value of these convertible instruments and the fair value changes recognized as a component of the Company’s net earnings during the year ended December 31, 2021 and 2020 is presented below:

	Year Ended December 31, 2021

(in thousands)	Fair Value at Dec 31, 2020	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2021

Kutcho	$11,353	$-	$-	$5,733	$17,086

	Year Ended December 31, 2020

(in thousands)	Fair Value at Dec 31, 2019	Amount Advanced	Value Converted into Shares	Fair Value Adjustment Gains (Losses)	Fair Value at Dec 31, 2020

Kutcho	$ 11,837	$-	$ -	$(484)	$ 11,353

Gold X	10,019	-	(12,402)	2,383	-

Total	$ 21,856	$-	$ (12,402)	$1,899	$ 11,353